NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
NOTE 12	NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS

	Years Ended December 31,
	2013	2012	2011
Minera Yanacocha	$68	$305	$326
TMAC	(18)	—	—
Batu Hijau	(320)	(2)	287
Other	9	6	(7)

	$(261)	$309	$606

Newmont has a 51.35% ownership interest in Minera Yanacocha S.R.L. (“Yanacocha”), with the remaining interests held by Compañia de Minas Buenaventura, S.A.A. (43.65%) and the International Finance Corporation (5%).

Newmont has a 70.4% economic ownership interest in TMAC, with remaining interests held by various outside investors.

Newmont has a 48.50% effective economic interest in PT Newmont Nusa Tenggara (“PTNNT”) with remaining interests held by an affiliate of Sumitomo Corporation of Japan and various Indonesian entities. PTNNT operates the Batu Hijau copper and gold mine in Indonesia. Based on ASC guidance for variable interest entities, Newmont consolidates PTNNT in its Consolidated Financial Statements.